UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2006–November 30, 2007

Item 1: Reports to Shareholders

Vanguard® New York Tax-Exempt Funds Annual Report

November 30, 2007

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

>	For the fiscal year ended November 30, 2007, Vanguard New York Tax-Exempt Money Market Fund returned 3.6%, exceeding the average return of its peers.

>	Both the Investor and Admiral Shares of Vanguard New York Long-Term Tax-Exempt Fund returned 1.6%, which lagged the fund’s benchmark index but outperformed the peer-group average.

>

After rising for three years, interest rates began to decline in midsummer as investors became more concerned about the larger impact of subprime lending woes. The Federal Reserve Board stepped in during, and after, the period, lowering interest rate targets to address concerns about liquidity and a slowing economy.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	8
New York Tax-Exempt Money Market Fund	11
New York Long-Term Tax-Exempt Fund	30
About Your Fund’s Expenses	53
Glossary	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard New York Tax-Exempt Money Market Fund	VYFXX	3.6%
SEC 7-Day Annualized Yield: 3.48%
Taxable-Equivalent Yield: 5.75%[1]
Average New York Tax-Exempt Money Market Fund[2]		3.1

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	VNYTX	1.6%
SEC 30-Day Annualized Yield: 3.96%
Taxable-Equivalent Yield: 6.54%[1]
Admiral™ Shares[3]	VNYUX	1.6
SEC 30-Day Annualized Yield: 4.03%
Taxable-Equivalent Yield: 6.66%[1]
Lehman 10 Year Municipal Bond Index		3.5
Average New York Municipal Debt Fund[2]		1.1

Your Fund’s Performance at a Glance
November 30, 2006–November 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.035	$0.000
Long-Term
Investor Shares	11.44	11.09	0.486	0.035
Admiral Shares	11.44	11.09	0.494	0.035

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum state of New York income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The past fiscal year was a tale of two markets. For most of this period, concerns about inflation drove interest rates higher (and bond prices lower), especially at the longer end of the maturity spectrum. Beginning in midsummer, however, as the subprime mortgage crisis reverberated through the markets, investors bid up ultra-safe U.S. Treasury securities, driving their yields lower. These interest rate dynamics were less pronounced in the tax-exempt bond market, and on balance, municipal securities lagged their Treasury counterparts. As municipal bond prices declined, their tax-exempt yields increased to exceptionally attractive levels relative to taxable bond yields.

In this environment, Vanguard New York Tax-Exempt Money Market Fund outperformed the New York Long-Term Tax-Exempt Fund and returned 3.6% for the 12 months ended November 30. The Money Market Fund’s yield at year-end was 3.48%, a taxable-equivalent yield of 5.75% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Both the Investor and Admiral Shares of Vanguard New York Long-Term Tax-Exempt Fund returned 1.6% for the fiscal year, as interest income more than offset a modest decline in share prices. As of November 30, the Investor Shares’ yield was 3.96% (up from 3.69% a year ago).

For investors in the highest income tax bracket, the taxable-equivalent yield was 6.54%. Yields were slightly higher for Admiral Shares.

Please note: Although the New York Tax-Exempt Money Market Fund’s income distributions are expected to be exempt from federal and New York state income taxes, a portion of these distributions may be subject to the alternative minimum tax.

Federal Reserve rate cuts depressed short-term yields

Ongoing turmoil in the subprime lending market engendered a “flight to quality” that drove prices of U.S. Treasury bonds sharply higher, and as the bonds’ prices rose, their yields fell. Declines in Treasury yields were steepest at the short end of the maturity spectrum.

The declines were prompted largely by the actions of the Federal Reserve Board, which cut its target for the federal funds rate on two separate occasions. (On December 11, 2007, after the end of the fiscal period, the central bank again lowered the target for short-term interest rates by 0.25 percentage point, to 4.25%. The yield of the 3-month Treasury bill, which started the fiscal year at 5.02%, had dropped nearly 2 percentage points, to 3.15%, by the end of the period.

The broad taxable bond market returned 6.0% for the fiscal 12 months. Returns from tax-exempt municipal bonds were lower, at 2.7%.

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2007
	One Year	Three Years	Five Years
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	6.0%	4.8%	4.8%
Lehman Municipal Bond Index	2.7	4.2	4.7
Citigroup 3-Month Treasury Bill Index	4.9	4.1	2.9

Stocks
Russell 1000 Index (Large-caps)	7.8%	10.6%	12.3%
Russell 2000 Index (Small-caps)	–1.2	7.9	14.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	10.7	12.9
MSCI All Country World Index ex USA (International)	22.5	22.7	24.1

CPI
Consumer Price Index	4.3%	3.2%	3.0%

A volatile stock market produced solid gains

Although the U.S. economy began to slow toward the end of the fiscal year, stocks produced solid returns for the 12 months. These gains came despite a recession in housing and intensified problems among subprime mortgage-loan lenders—problems that first erupted in midsummer and continued to rattle the financial markets for the remainder of the period. In November, the stock market was quite volatile, as crude oil prices hovered near historic highs while the U.S. dollar continued to lose ground against other major currencies.

The broad U.S. stock market returned 7.6% for the year. Returns from large-capitalization stocks far outpaced those of small-cap issues, and growth stocks outperformed their value-oriented counterparts.

International stocks continued to outpace domestic issues. Emerging-markets stocks did particularly well, followed by stocks in Europe and the Pacific regions—excluding Japan, where returns were slight. The dollar’s ongoing weakness further enhanced international markets’ gains for U.S.-based investors.

Portfolios skillfully navigated choppy waters

During the second half of fiscal-year 2007, U.S. Treasury securities outperformed almost all other fixed income investments, from below-investment-grade bonds to AAA tax-exempt securities. Investors seeking refuge in virtually risk-free securities drove

Expense Ratios[1]
Your fund compared with its peer group

	Investor	Admiral	Peer
New York Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.10%	—	0.61%
Long-Term	0.15	0.08%	1.10

1 Fund expense ratios reflect the 12 months ended November 30, 2007. Peer groups are: for the New York Tax-Exempt Money Market Fund, the Average New York Tax-Exempt Money Market Fund; and for the New York Long-Term Tax-Exempt Fund, the Average New York Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

Treasury yields lower and prices higher. The relative performance of muni bonds was also held in check by a significant increase in supply. Nationwide, total tax-exempt issuance increased almost 25% for the 12 months ended November 30 and is on track to reach a calendar-year record. In New York, muni-bond issuance increased more than 22% over the prior fiscal year.

Compared with Treasury bonds, interest rate movements among tax-exempt bonds were more subdued, though still significant. For most of the year, tax-exempt money market rates remained at or near their highest level since 2000. As rates fell, in advance of the Federal Reserve’s September and October rate cuts, the yield of the New York Tax-Exempt Money Market Fund also trended downward, ending the fiscal period essentially unchanged from a year ago. For the 12 months through November 30, the fund returned 3.6%, besting the average return of its peers. The fund benefited from very low operating costs and a focus by the advisor—Vanguard Fixed Income Group—on the market’s highest-quality securities.

The midsummer reversal in interest rates helped the New York Long-Term Tax-Exempt Fund finish the fiscal year on a positive note. Rising rates in the first half put pressure on the fund’s portfolio, resulting in a negative total return. Later in the year, however, falling interest rates (or, put differently, rising prices) combined with interest income to help the fund deliver a 1.6% return for both Investor and Admiral Shares for the full 12 months. Although

Total Returns
Ten Years Ended November 30, 2007
		Average
		Annual Return
		Average
	Vanguard	Competing
New York Tax-Exempt Fund	Fund	Fund[1]
Money Market	2.5%	2.1%
Long-Term Investor Shares	5.2	4.3

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Peer groups are: for the New York Tax-Exempt Money Market Fund, the Average New York Tax-Exempt Money Market Fund; and for the New York Long-Term Tax-Exempt Fund, the Average New York Insured Municipal Debt Fund through March 31, 2002, and the Average New York Municipal Debt Fund thereafter. Peer-group returns are derived from data provided by Lipper Inc.

the fund trailed its benchmark index, its return was higher than the average result for competing New York municipal bond funds. Compared with the index, your fund’s slightly longer duration—a measure of interest rate sensitivity—acted as a headwind to performance; interest rates of longer-term bonds ended the year higher, despite falling from their midyear peaks, which put pressure on longer-maturity bond prices.

Low expenses help sustain the funds’ long-term performance

Over time, Vanguard’s emphasis on high-quality securities, prudent portfolio management, and low costs has helped to produce impressive results relative to competing tax-exempt portfolios.

For the ten years ended November 30, the New York Tax-Exempt Money Market Fund earned an average annual return of 2.5%, outperforming its peers. The fund marked its tenth anniversary in September and continued to deliver superior tax-exempt returns while providing liquidity and preserving principal. Low costs are especially critical in the money market arena, where generally low short-term yields and the limited variety of securities constrain a fund’s ability to offset the deleterious impact of high costs.

The New York Long-Term Tax-Exempt Fund earned an average annual return of 5.2% over the ten years ended November 30, transforming a hypothetical initial investment of $10,000 made ten years ago into $16,537. By comparison, the average return for competing funds would have produced a total of $15,297. The New York Long-Term Tax-Exempt Fund benefits from Vanguard’s low costs, which enable our portfolio managers to focus their efforts on identifying high-quality securities from hundreds of diverse municipal issuers.

Income and quality are anchors for diversified portfolios

Over the past year, both equity and fixed income markets have experienced increased volatility. Because market cycles are hard to predict with accuracy, Vanguard always encourages shareholders to invest with a long-term view, to diversify within and across asset classes, and to pay attention to costs.

Fixed income investments have an important role to play in a balanced, diversified portfolio. A fixed income allocation can moderate the volatility of an all-stock portfolio while generating a steady stream of income. For investors in higher tax brackets, municipal bonds can be an especially attractive option.

Along with an experienced portfolio management team, your fund’s advisor, Vanguard Fixed Income Group, has a large and experienced credit analysis group that independently evaluates high-quality municipal securities issued by a broad cross section of New York state and local governments as well as regional authorities. And, by keeping expenses low, the advisor helps investors keep more of the funds’ returns. Both the New York Tax-Exempt Money Market Fund and the New York Long-Term Tax-Exempt Fund can play important roles in helping you build a diversified portfolio to achieve your financial goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

December 13, 2007

Advisor’s Report

For the fiscal year ended November 30, 2007, Vanguard New York Tax-Exempt Money Market Fund returned 3.6%, exceeding the average return of its peers. Both the Investor and Admiral Shares of Vanguard New York Long-Term Tax-Exempt Fund returned 1.6%, lagging the fund’s benchmark index but outperforming the peer-group average.

The investment environment

Over the past year, the U.S. economy expanded slightly below its potential long-run growth rate. The Commerce Department’s estimate of growth in real gross domestic product (GDP) for the 12 months ended September 30, 2007, was 2.8%. Robust GDP growth in the July–September quarter was fueled by surging global demand for U.S. exports (made more attractive by a relatively weak dollar) and an expanding service sector. Consumer spending, adjusted for inflation, grew at a 2.9% pace for the 12 months ended November 30, thanks to rising incomes and a fairly tight labor market. Consensus expectations point to a moderation in real GDP growth going forward as the housing recession continues and the attendant “credit crunch” increases financing costs.

The rate of consumer inflation accelerated toward the end of 2007 as food and energy prices rose. For the 12 months ended November 30, the Consumer Price Index (CPI) increased 4.3%. Expectations for core CPI inflation (excluding food and

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2006	2007
2 years	3.45%	3.18%
5 years	3.43	3.26
10 years	3.56	3.62
30 years	3.91	4.32

Yields of U.S. Treasury Securities
	November 30,	November 30,
Maturity	2006	2007
2 years	4.61%	3.00%
5 years	4.45	3.39
10 years	4.46	3.94
30 years	4.56	4.38

Source: Vanguard.

energy prices) are for a modest and gradual deceleration toward or even below 2% in coming months.

Following its 50-basis-point reduction in the federal funds target rate in September, the Federal Reserve Board again lowered its target, by 25 basis points, to 4.5% on October 31. On December 11, after the end of the fiscal year, the Fed reduced the target rate by another 25 basis points, to 4.25%. In its statement at that time, the Fed commented that “economic growth is slowing, reflecting the intensification of the housing correction and some softening in business and consumer spending,” although recent actions “should help promote moderate growth over time.” Many financial market participants expect further reductions in the federal funds rate in 2008, given expectations for slower growth, stable core inflation rates, and ongoing concerns about credit availability.

Impact of subprime lending woes

Over the 12 months ended November 30, municipal bonds underperformed U.S. Treasuries across the yield curve. This reflected a global “flight to quality” that produced a rally in Treasuries as the subprime lending crisis continued to unnerve the credit markets. The relative underperformance of municipal bonds was exacerbated by credit concerns surrounding some of the municipal insurance companies that backstop many AAA-rated municipal bonds. The net effect of these forces was to cheapen high-quality tax-exempt bonds to extraordinarily attractive levels on an after-tax basis.

For fiscal-year 2007, total tax-exempt issuance increased 24.6% to $451.9 billion. At the end of the period, municipal market issuance appeared headed toward a calendar-year record. In New York State, total tax-exempt issuance increased 22.3%, similar to the nationwide trend.

Management of the funds

Yields rose in the New York Tax-Exempt Money Market Fund during the first half of the fiscal year, then fell in the second half, finishing the period mostly unchanged. The fund outperformed the average return of its peer group by 0.50 percentage point, benefiting from our emphasis on the market’s highest-quality securities and the fund’s low expenses. The New York Long-Term Tax-Exempt Fund’s performance reflected these same characteristics, outpacing the peer-group average. On an absolute basis, however, the fund’s 1.6% return was modest, as rising interest rates for longer-term bonds put pressure on the portfolio’s holdings.

About half of all outstanding municipal debt is guaranteed by various insurance companies. Recent news about some of these companies has brought into question the durability of AAA ratings, given the insurers’ exposure to guaranteed residential mortgage-backed securities. It is important to remember that the decision to invest in insured bonds and money market instruments depends first and foremost on the quality of the underlying tax-exempt issuer.

As a matter of course, Vanguard always looks carefully beneath the surface, to an evaluation of the underlying credit as the key factor in the purchase of a tax-exempt instrument. Our large and experienced municipal credit group conducts a focused and diligent examination of all holdings, and we believe our shareholders can continue to rely on the rigorous review and oversight process that is consistent with our funds’ objectives.

We expect that our funds’ combination of low costs, prudent management, and bias toward high-quality issues will continue to produce more-than-competitive returns.

Kathryn T. Allen, Principal

John M. Carbone, Principal

Vanguard Fixed Income Group

December 18, 2007

New York Tax-Exempt Money Market Fund

Fund Profile

As of November 30, 2007

Financial Attributes

Yield	3.5%
Average Weighted Maturity	27 days
Average Quality[1]	MIG-1
Expense Ratio	0.10%

Distribution by Credit Quality[2] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	88.4%
P-1/A-1/SP-1/F-1	10.2
AAA/AA	1.0
A	0.4

1 Moody’s Investors Service.

2 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch. See page 54 for a glossary of investment terms.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: November 30, 1997–November 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
New York Tax-Exempt Money Market Fund[1]	3.60%	2.19%	2.52%	$12,825
Average New York Tax-Exempt
Money Market Fund[2]	3.11	1.74	2.09	12,299

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

New York Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 1997–November 30, 2007
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1998	3.3%	2.9%
1999	3.0	2.6
2000	3.9	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.6
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
SEC 7-Day Annualized Yield (11/30/2007): 3.48%

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New York Tax-Exempt Money Market Fund[2]	9/3/1997	3.61%	2.12%	2.52%

1 Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 28 for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (99.4%)
	Albany NY IDA Fac. Rev.
	(Albany Medical Center) VRDO	3.600%	12/7/07	LOC	3,000	3,000
	Albany NY IDA Fac. Rev.
	(Holland Suites Project) VRDO	3.610%	12/7/07	LOC	6,390	6,390
	Allegany County NY IDA
	(Atlantic Richfield Project) VRDO	3.660%	12/3/07		4,700	4,700
1	Battery Park City NY Auth. Rev. TOB VRDO	3.650%	12/7/07		5,215	5,215
	Clifton Park NY IDA Multifamily Housing Rev.
	(Coburg Village Project) VRDO	3.590%	12/7/07	LOC	5,400	5,400
	Cold Spring Harbor NY Central School Dist. TAN	4.250%	6/30/08		2,250	2,258
1	East Rochester NY Housing Auth. Rev. TOB VRDO	3.740%	12/7/07		11,665	11,665
1	Erie County NY IDA School Fac. Rev. TOB VRDO	3.650%	12/7/07	(4)	3,825	3,825
1	Erie County NY IDA School Fac. Rev. TOB VRDO	3.650%	12/7/07	(4)	9,205	9,205
	Erie County NY Water Auth. Rev. VRDO	3.510%	12/7/07	(2)	11,400	11,400
	Great Neck NY UFSD TAN	4.000%	6/26/08		15,000	15,046
1	GS Pool Trust TOB VRDO	3.680%	12/7/07		10,868	10,868
	Half Hollow Hills NY Central School Dist.
	Huntington & Babylon TAN	4.250%	6/30/08		24,000	24,077
	Harrison NY BAN	4.250%	6/20/08		7,000	7,022
1	Haverstraw-Stony Point NY Central
	School Dist. GO TOB VRDO	3.630%	12/7/07	(4)	12,100	12,100
1	Hudson Yards Infrastructure Corp.
	New York Rev. TOB VRDO	3.680%	12/7/07	(3)	28,500	28,500
1	Hudson Yards Infrastructure Corp.
	New York Rev. TOB VRDO	3.680%	12/7/07	(1)	16,065	16,065
	Jericho NY UFSD TAN	4.250%	6/20/08		3,750	3,761
1	Liberty NY Dev. Corp. Rev. TOB VRDO	3.650%	12/7/07		6,565	6,565
1	Liberty NY Dev. Corp. Rev. TOB VRDO	3.650%	12/7/07		7,745	7,745
1	Liberty NY Dev. Corp. Rev. TOB VRDO	3.660%	12/7/07		25,215	25,215
	Long Island NY Power Auth. Electric System Rev.	5.125%	4/1/08	(1)(Prere.)	14,255	14,460
	Long Island NY Power Auth. Electric System Rev.	5.125%	4/1/08	(1)(Prere.)	10,940	11,098
	Long Island NY Power Auth. Electric System Rev.	5.000%	6/1/08	(4)(Prere.)	13,000	13,213
	Long Island NY Power Auth. Electric System Rev.	5.125%	6/1/08	(4)(Prere.)	18,000	18,306
	Long Island NY Power Auth. Electric System Rev.	5.125%	6/1/08	(4)(Prere.)	38,755	39,416
	Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/08	(1)(Prere.)	28,630	29,133
	Long Island NY Power Auth. Electric System Rev. CP	3.400%	12/20/07	LOC	59,200	59,200
1	Long Island NY Power Auth.
	Electric System Rev. TOB VRDO	3.650%	12/7/07	(1)	15,000	15,000
1	Long Island NY Power Auth.
	Electric System Rev. TOB VRDO	3.650%	12/7/07	(10)	69,300	69,300

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Long Island NY Power Auth.
	Electric System Rev. TOB VRDO	3.710%	12/7/07	(2)(4)	14,000	14,000
	Long Island NY Power Auth.
	Electric System Rev. VRDO	3.540%	12/3/07	LOC	3,500	3,500
	Long Island NY Power Auth.
	Electric System Rev. VRDO	3.520%	12/7/07	(4)	4,100	4,100
	Long Island NY Power Auth.
	Electric System Rev. VRDO	3.540%	12/7/07	(1)	10,000	10,000
	Long Island NY Power Auth.
	Electric System Rev. VRDO	3.570%	12/7/07	(4)	49,610	49,610
	Massapequa NY UFSD TAN	4.250%	6/26/08		3,000	3,010
	Metro. New York Transp. Auth. Rev. (Commuter Fac.)	6.000%	7/1/08	(3)(Prere.)	9,000	9,142
1	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax) TOB VRDO	3.690%	12/7/07	(4)	7,500	7,500
1	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax) TOB VRDO	3.700%	12/7/07	(1)	11,385	11,385
	Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	3.550%	12/6/07	LOC	25,000	25,000
	Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	3.500%	12/13/07	LOC	30,000	30,000
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) VRDO	3.580%	12/3/07	LOC	21,075	21,075
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) VRDO	3.530%	12/7/07	LOC	23,160	23,160
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.650%	12/7/07	(1)	6,615	6,615
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.690%	12/7/07	(3)	14,265	14,265
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.690%	12/7/07	(3)	19,715	19,715
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.690%	12/7/07	(2)	4,980	4,980
	Metro. New York Transp. Auth. Rev. VRDO	3.550%	12/7/07	(4)	3,500	3,500
	Metro. New York Transp. Auth. Rev. VRDO	3.550%	12/7/07	(10)	54,800	54,800
	Metro. New York Transp. Auth. Rev. VRDO	3.570%	12/7/07	LOC	30,600	30,600
	Metro. New York Transp. Auth. Transit Fac. CP	3.380%	3/6/08	LOC	25,000	25,000
	Monroe County NY IDA
	(Monroe Community College) VRDO	3.560%	12/7/07	LOC	4,000	4,000
	Muni. Assistance Corp. for New York City NY	5.000%	7/1/08		10,000	10,097
	Nassau County NY GO BAN	3.625%	2/15/08		40,000	40,000
	Nassau County NY RAN	4.250%	5/30/08		65,000	65,182
	Nassau Health Care Corp. NY VRDO	3.510%	12/7/07	(4)	10,000	10,000
	Nassau Health Care Corp. NY VRDO	3.550%	12/7/07	(4)	13,605	13,605
	New York City NY Capital Resources
	(Enhanced Assistance PG) VRDO	3.540%	12/7/07	LOC	8,700	8,700
	New York City NY Cultural Resources Rev.
	(Pierpont Morgan Library) VRDO	3.530%	12/7/07	LOC	6,000	6,000
	New York City NY Cultural Resources Rev.
	(Solomon R. Guggenheim Foundation) VRDO	3.540%	12/7/07	LOC	14,207	14,207
1	New York City NY GO TOB PUT	3.500%	1/24/08	(3)	9,670	9,670
1	New York City NY GO TOB VRDO	3.630%	12/7/07	(2)	7,715	7,715
1	New York City NY GO TOB VRDO	3.630%	12/7/07	(2)	24,810	24,810
1	New York City NY GO TOB VRDO	3.660%	12/7/07	(4)	6,144	6,144
1	New York City NY GO TOB VRDO	3.670%	12/7/07	(4)	8,405	8,405
1	New York City NY GO TOB VRDO	3.670%	12/7/07		50,000	50,000
1	New York City NY GO TOB VRDO	3.690%	12/7/07	(2)	4,565	4,565
1	New York City NY GO TOB VRDO	3.820%	12/7/07	(1)	5,840	5,840
	New York City NY GO VRDO	3.500%	12/3/07	(4)	9,250	9,250
	New York City NY GO VRDO	3.500%	12/3/07	LOC	6,900	6,900
	New York City NY GO VRDO	3.500%	12/3/07	LOC	3,100	3,100
	New York City NY GO VRDO	3.560%	12/3/07	(1)	1,000	1,000
	New York City NY GO VRDO	3.540%	12/7/07	(2)	13,525	13,525

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY GO VRDO	3.540%	12/7/07	LOC	23,000	23,000
	New York City NY GO VRDO	3.550%	12/7/07	LOC	5,695	5,695
	New York City NY GO VRDO	3.550%	12/7/07	LOC	18,475	18,475
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. (First Avenue) VRDO	3.660%	12/7/07		24,205	24,205
1	New York City NY Housing Dev. Corp.
	Multi-Family Rev. TOB VRDO	3.690%	12/7/07		12,505	12,505
1	New York City NY Housing Dev. Corp.
	Multi-Family Rev. TOB VRDO	3.690%	12/7/07		12,515	12,515
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. VRDO	3.640%	12/7/07		45,800	45,800
1	New York City NY Housing Dev. Corp. Rev.
	(Capital Funding Program) TOB VRDO	3.700%	12/7/07	(3)	8,755	8,755
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–
	155 West 21st Street) VRDO	3.680%	12/7/07		11,400	11,400
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–
	201 Pearl Street) VRDO	3.620%	12/7/07	LOC	21,300	21,300
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–
	90 West Street) VRDO	3.620%	12/7/07		25,000	25,000
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–
	Atlantic Court) VRDO	3.640%	12/7/07		53,100	53,100
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–Ocean Gate) VRDO	3.580%	12/7/07		32,530	32,530
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–
	One Columbus Place) VRDO	3.640%	12/7/07	LOC	32,000	32,000
1	New York City NY Housing Dev. Corp. Rev. TOB PUT	3.750%	3/6/08	(3)	12,745	12,745
1	New York City NY Housing Dev. Corp. Rev.
	TOB VRDO	3.820%	12/7/07	(3)	5,130	5,130
	New York City NY Housing Dev. Corp. Rev. VRDO	3.660%	12/7/07		22,200	22,200
	New York City NY IDA (Civic Fac. Rev.) VRDO	3.570%	12/7/07	(10)	10,235	10,235
	New York City NY IDA (Civil Liberties Union) VRDO	3.530%	12/3/07	LOC	8,700	8,700
	New York City NY IDA (NY Congregational
	Nursing Center Project) VRDO	3.570%	12/7/07	LOC	4,900	4,900
	New York City NY IDA Special Fac. Rev.
	(Korean Air Lines) VRDO	3.590%	12/7/07	LOC	16,100	16,100
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System CP	3.680%	12/13/07		10,000	10,000
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System CP	3.550%	1/17/08		25,000	25,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.630%	12/7/07		38,125	38,125
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.630%	12/7/07		10,000	10,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.650%	12/7/07	(2)	4,935	4,935
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.650%	12/7/07		9,055	9,055
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.650%	12/7/07		4,800	4,800
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.650%	12/7/07		17,325	17,325

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.650%	12/7/07		4,500	4,500
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.660%	12/7/07	(4)	20,015	20,015
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.660%	12/7/07		9,356	9,356
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.660%	12/7/07	(1)	4,500	4,500
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.660%	12/7/07		5,625	5,625
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.690%	12/7/07	(2)	22,170	22,170
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.700%	12/7/07		5,000	5,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	3.700%	12/7/07	(1)	12,685	12,685
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.500%	12/3/07		2,980	2,980
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.500%	12/3/07		5,900	5,900
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.500%	12/3/07		5,200	5,200
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.520%	12/3/07		35,100	35,100
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.520%	12/3/07		6,200	6,200
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.530%	12/3/07		14,955	14,955
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.530%	12/3/07		13,750	13,750
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.530%	12/3/07		11,700	11,700
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.630%	12/7/07	(1)	14,775	14,775
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.630%	12/7/07	(1)	2,250	2,250
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.630%	12/7/07	(1)	2,570	2,570
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.630%	12/7/07	(1)	6,585	6,585
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.630%	12/7/07	(2)	6,400	6,400
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.650%	12/7/07	(1)	5,675	5,675
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.650%	12/7/07	(1)	4,805	4,805
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.650%	12/7/07	(2)	14,850	14,850
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.660%	12/7/07	(2)	9,400	9,400
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	3.700%	12/7/07	(2)	6,515	6,515
1	New York City NY Transitional Finance Auth.
	Building Aid Rev. TOB PUT	3.760%	6/5/08	(3)	10,000	10,000
1	New York City NY Transitional Finance Auth.
	Rev. Future Tax TOB VRDO	3.710%	12/7/07	(2)(4)	18,915	18,915

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	3.630%	12/7/07		15,415	15,415
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	3.630%	12/7/07	(3)	6,070	6,070
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	3.630%	12/7/07	(3)	6,725	6,725
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	3.660%	12/7/07		20,895	20,895
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	3.690%	12/7/07	(3)	6,080	6,080
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	3.690%	12/7/07	(3)	7,600	7,600
	New York City NY Transitional Finance Auth.
	Rev. VRDO	3.500%	12/3/07		17,715	17,715
	New York City NY Transitional Finance Auth.
	Rev. VRDO	3.540%	12/3/07		3,860	3,860
	New York City NY Transitional Finance Auth.
	Rev. VRDO	3.540%	12/3/07		5,700	5,700
	New York City NY Transitional Finance Auth.
	Rev. VRDO	3.550%	12/3/07		13,600	13,600
	New York City NY Transitional Finance Auth.
	Rev. VRDO	3.570%	12/3/07		6,000	6,000
	New York City NY Transitional Finance Auth.
	Rev. VRDO	3.570%	12/3/07		14,200	14,200
	New York City NY Transitional Finance Auth.
	Rev. VRDO	3.550%	12/7/07		8,465	8,465
	New York City NY Transitional Finance Auth.
	Rev. VRDO	3.570%	12/7/07		44,195	44,195
	New York City NY Transitional Finance Auth.
	Rev. VRDO	3.600%	12/7/07		12,900	12,900
	New York City NY Transitional Finance Auth.
	Rev. VRDO	3.600%	12/7/07		13,670	13,670
1	New York Convention Center Dev. Corp.
	Rev. TOB VRDO	3.650%	12/7/07	(2)	15,500	15,500
1	New York Metro. Transp. Auth.
	Rev. TOB VRDO	3.690%	12/7/07	(3)	14,290	14,290
	New York State Dormitory Auth. Rev.
	(Catholic Health) VRDO	3.570%	12/7/07	LOC	8,280	8,280
	New York State Dormitory Auth. Rev.
	(Catholic Health) VRDO	3.570%	12/7/07	LOC	27,495	27,495
1	New York State Dormitory Auth. Rev.
	(City Univ.) TOB VRDO	3.670%	12/7/07	(4)	7,220	7,220
	New York State Dormitory Auth. Rev.
	(Columbia Univ.) CP	3.510%	12/12/07		26,670	26,670
	New York State Dormitory Auth. Rev.
	(Columbia Univ.) CP	3.360%	3/5/08		12,800	12,800
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) CP	3.460%	12/10/07		33,725	33,725
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) CP	3.350%	1/9/08		5,400	5,400
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) VRDO	3.530%	12/7/07		26,330	26,330
1	New York State Dormitory Auth. Rev.
	(Dept. of Health) TOB VRDO	3.630%	12/7/07	(3)	2,605	2,605
1	New York State Dormitory Auth. Rev.
	(Memorial Sloan Kettering) TOB VRDO	3.630%	12/7/07	(1)	7,085	7,085

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York State Dormitory Auth. Rev.
	(Mental Health Services) TOB VRDO	3.650%	12/7/07	(1)	9,225	9,225
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.530%	12/7/07	(4)	53,255	53,255
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.530%	12/7/07	(4)	9,405	9,405
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.530%	12/7/07	(4)	15,500	15,500
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.530%	12/7/07	(2)	2,500	2,500
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.530%	12/7/07	(1)	21,200	21,200
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.550%	12/7/07		71,500	71,500
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	3.570%	12/7/07	(4)	11,870	11,870
	New York State Dormitory Auth. Rev.
	(New York Public Library) VRDO	3.540%	12/7/07	(1)	9,900	9,900
	New York State Dormitory Auth. Rev.
	(New York Public Library) VRDO	3.540%	12/7/07	(1)	35,940	35,940
1	New York State Dormitory Auth. Rev.
	(New York Univ.) TOB VRDO	3.660%	12/7/07	(1)	6,700	6,700
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.640%	12/7/07		11,950	11,950
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.650%	12/7/07		4,305	4,305
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.670%	12/7/07	(2)	5,835	5,835
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.670%	12/7/07	(2)	17,725	17,725
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.700%	12/7/07		28,385	28,385
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.700%	12/7/07		40,340	40,340
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.820%	12/7/07	(1)	5,485	5,485
	New York State Dormitory Auth. Rev.
	(Rockefeller Univ.) VRDO	3.570%	12/7/07		24,400	24,400
	New York State Dormitory Auth. Rev.
	(St. John’s Univ.)	5.250%	7/1/08	(1)(Prere.)	15,170	15,450
	New York State Dormitory Auth. Rev.
	(Univ. System)	5.250%	1/1/08	(1)(Prere.)	14,500	14,809
1	New York State Dormitory Auth. Rev.
	(Vassar College) TOB VRDO	3.650%	12/7/07		5,315	5,315
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Barnard College) VRDO	3.700%	12/7/07	(3)	10,580	10,580
1	New York State Dormitory Auth. Rev. TOB PUT	3.780%	2/27/08	(3)	5,480	5,480
1	New York State Dormitory Auth. Rev. TOB VRDO	3.630%	12/7/07		4,015	4,015
1	New York State Dormitory Auth. Rev. TOB VRDO	3.630%	12/7/07	(1)	23,250	23,250
1	New York State Dormitory Auth. Rev. TOB VRDO	3.630%	12/7/07	(3)	7,280	7,280
1	New York State Dormitory Auth. Rev. TOB VRDO	3.630%	12/7/07	(3)	9,475	9,475
1	New York State Dormitory Auth. Rev. TOB VRDO	3.630%	12/7/07	(4)	5,540	5,540
1	New York State Dormitory Auth. Rev. TOB VRDO	3.640%	12/7/07		28,625	28,625
1	New York State Dormitory Auth. Rev. TOB VRDO	3.650%	12/7/07		52,305	52,305
1	New York State Dormitory Auth. Rev. TOB VRDO	3.650%	12/7/07	(1)	10,000	10,000
1	New York State Dormitory Auth. Rev. TOB VRDO	3.650%	12/7/07		25,000	25,000

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York State Dormitory Auth. Rev. TOB VRDO	3.650%	12/7/07		19,235	19,235
1	New York State Dormitory Auth. Rev. TOB VRDO	3.660%	12/7/07		15,200	15,200
1	New York State Dormitory Auth. Rev. TOB VRDO	3.660%	12/7/07	(2)	3,583	3,583
1	New York State Dormitory Auth. Rev. TOB VRDO	3.670%	12/7/07	(2)	16,765	16,765
1	New York State Dormitory Auth. Rev. TOB VRDO	3.700%	12/7/07	(3)	19,085	19,085
1	New York State Dormitory Auth. Rev. TOB VRDO	3.700%	12/7/07	(1)	11,175	11,175
1	New York State Dormitory Auth. Rev. TOB VRDO	3.710%	12/7/07		18,380	18,380
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	3.520%	12/7/07	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	3.530%	12/7/07	LOC	13,700	13,700
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	3.570%	12/7/07	LOC	15,000	15,000
1	New York State Environmental Fac. Corp.
	PCR TOB VRDO	3.650%	12/7/07	(4)	25,400	25,400
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	6/15/08		9,415	9,490
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.630%	12/7/07		9,990	9,990
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.630%	12/7/07		2,560	2,560
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.630%	12/7/07		26,485	26,485
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.630%	12/7/07		11,290	11,290
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.630%	12/7/07		15,445	15,445
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.630%	12/7/07		8,065	8,065
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.650%	12/7/07		2,640	2,640
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.650%	12/7/07		6,370	6,370
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.650%	12/7/07		9,720	9,720
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.660%	12/7/07		19,595	19,595
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.670%	12/7/07		5,380	5,380
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	3.710%	12/7/07		16,500	16,500
	New York State Environmental Fac. Corp.
	Solid Waste Disposal Rev.
	(General Electric Co.) VRDO	3.430%	12/3/07		16,100	16,100

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Environmental Fac. Corp. Solid
	Waste Disposal Rev. (General Electric Co.) VRDO	3.510%	12/3/07	26,700	26,700
	New York State Environmental Fac. Corp. Solid
	Waste Disposal Rev. (General Electric Co.) VRDO	3.510%	12/3/07	25,900	25,900
	New York State GO PUT	3.700%	12/4/07 LOC	26,500	26,500
	New York State Housing Finance Agency Rev.
	(Chelsea Apartments) VRDO	3.670%	12/7/07	66,170	66,170
	New York State Housing Finance Agency Rev.
	(Clinton Green North) VRDO	3.580%	12/7/07 LOC	40,000	40,000
1	New York State Housing Finance Agency Rev.
	(Personal Income Tax) TOB VRDO	3.820%	12/7/07 (3)	7,855	7,855
	New York State Housing Finance Agency Rev.
	(Residential) VRDO	3.680%	12/7/07 (2)	6,500	6,500
	New York State Housing Finance Agency Rev.
	(Saville Housing) VRDO	3.640%	12/7/07 LOC	55,000	55,000
	New York State Housing Finance Agency Rev.
	(West 23rd Street) VRDO	3.590%	12/7/07 LOC	42,400	42,400
	New York State Housing Finance Agency Rev. VRDO	3.530%	12/7/07 LOC	20,400	20,400
	New York State Housing Finance Agency Rev. VRDO	3.540%	12/7/07	4,500	4,500
	New York State Housing Finance Agency Rev. VRDO	3.580%	12/7/07 LOC	31,000	31,000
	New York State Housing Finance Agency Rev. VRDO	3.590%	12/7/07 LOC	50,000	50,000
	New York State Housing Finance Agency Rev. VRDO	3.620%	12/7/07	22,000	22,000
	New York State Housing Finance Agency Rev. VRDO	3.650%	12/7/07 LOC	22,300	22,300
	New York State Housing Finance Agency Rev. VRDO	3.680%	12/7/07	50,000	50,000
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	3.550%	12/7/07 LOC	24,500	24,500
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	3.580%	12/7/07 LOC	25,000	25,000
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	3.590%	12/7/07	26,700	26,700
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	3.590%	12/7/07 LOC	9,000	9,000
	New York State Local Govt. Assistance Corp. VRDO	3.500%	12/7/07 (4)	10,450	10,450
	New York State Local Govt. Assistance Corp. VRDO	3.500%	12/7/07 (3)	34,000	34,000
	New York State Local Govt. Assistance Corp. VRDO	3.520%	12/7/07 LOC	33,875	33,875
	New York State Local Govt. Assistance Corp. VRDO	3.540%	12/7/07 LOC	6,300	6,300
	New York State Local Govt. Assistance Corp. VRDO	3.550%	12/7/07 LOC	20,000	20,000
	New York State Local Govt. Assistance Corp. VRDO	3.550%	12/7/07 LOC	53,975	53,975
1	New York State Mortgage Agency Rev. TOB VRDO	3.700%	12/7/07	24,315	24,315
	New York State Mortgage Agency Rev. VRDO	3.550%	12/3/07	19,000	19,000
	New York State Mortgage Agency Rev. VRDO	3.580%	12/7/07	28,200	28,200
	New York State Power Auth. Rev. CP	3.480%	1/8/08	44,200	44,200
	New York State Power Auth. Rev. CP	3.470%	1/14/08	15,000	15,000
	New York State Power Auth. Rev. CP	3.360%	1/25/08	12,925	12,925
	New York State Power Auth. Rev. PUT	3.640%	3/3/08	32,000	32,000
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.000%	4/1/08 (1)(ETM)	6,000	6,026
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.600%	12/7/07 (2)	7,995	7,995
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.630%	12/7/07 (2)	7,500	7,500
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.630%	12/7/07 (2)	4,685	4,685
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.650%	12/7/07	5,245	5,245

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.660%	12/7/07	(2)	9,270	9,270
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.660%	12/7/07	(2)	8,700	8,700
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.670%	12/7/07	(1)	8,365	8,365
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.700%	12/7/07	(2)	10,365	10,365
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.700%	12/7/07	(2)	11,480	11,480
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.700%	12/7/07		15,110	15,110
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.700%	12/7/07		42,590	42,590
1	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund) TOB VRDO	3.820%	12/7/07	(1)	5,950	5,950
1	New York State Thruway Auth. Rev.
	(Personal Income Tax) TOB VRDO	3.650%	12/7/07	(2)	5,205	5,205
	New York State Thruway Auth. Rev.
	(Service Contract)	5.000%	3/15/08		23,100	23,190
1	New York State Thruway Auth. Rev. TOB VRDO	3.620%	12/7/07	(3)	8,900	8,900
1	New York State Thruway Auth. Rev. TOB VRDO	3.630%	12/7/07	(4)	4,445	4,445
1	New York State Thruway Auth. Rev. TOB VRDO	3.630%	12/7/07	(2)	31,990	31,990
1	New York State Thruway Auth. Rev. TOB VRDO	3.630%	12/7/07	(2)	8,065	8,065
1	New York State Thruway Auth. Rev. TOB VRDO	3.680%	12/7/07	(3)	25,885	25,885
1	New York State Thruway Auth. Rev. TOB VRDO	3.690%	12/7/07	(1)(3)(4)	40,495	40,495
1	New York State Thruway Auth. Rev. TOB VRDO	3.700%	12/7/07		10,415	10,415
1	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.) TOB VRDO	3.630%	12/7/07	(3)	5,140	5,140
1	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.) TOB VRDO	3.630%	12/7/07	(3)	4,920	4,920
1	New York State Urban Dev. Corp. Rev. TOB VRDO	3.630%	12/7/07	(4)	6,660	6,660
1	New York State Urban Dev. Corp. Rev. TOB VRDO	3.670%	12/7/07	(4)	13,890	13,890
1	New York State Urban Dev. Corp. Rev. TOB VRDO	3.820%	12/7/07	(2)	5,295	5,295
1	New York State Urban Dev. Corp. TOB VRDO	3.660%	12/7/07	(Prere.)	12,155	12,155
	Niagara County NY IDA Civic Fac.
	Var-Student Housing Rev. VRDO	3.560%	12/7/07	LOC	5,000	5,000
	Oneida County NY IDA Rev.
	(Hamilton College) VRDO	3.570%	12/7/07	(1)	24,480	24,480
	Onondaga County NY IDA Civic Fac. Rev. VRDO	3.580%	12/7/07	LOC	11,280	11,280
1	Orange County NY TOB VRDO	3.630%	12/7/07		1,175	1,175
	Orangetown NY BAN	4.000%	3/28/08		14,100	14,119
	Oyster Bay NY BAN	4.000%	3/14/08		18,875	18,899
	Oyster Bay NY BAN	4.000%	9/19/08		42,000	42,182
1	Port Auth. of New York & New Jersey Rev. TOB PUT	3.830%	2/13/08	(4)	3,990	3,990
1	Port Auth. of New York & New Jersey Rev. TOB PUT	3.780%	3/6/08	(4)	9,975	9,975
1	Port Auth. of New York & New Jersey Rev. TOB VRDO	3.620%	12/7/07	(4)	6,300	6,300
1	Port Auth. of New York & New Jersey Rev. TOB VRDO	3.630%	12/7/07	(4)	6,300	6,300
1	Port Auth. of New York & New Jersey Rev. TOB VRDO	3.630%	12/7/07		10,000	10,000
1	Port Auth. of New York & New Jersey Rev. TOB VRDO	3.640%	12/7/07	(3)	4,160	4,160
1	Port Auth. of New York & New Jersey Rev. TOB VRDO	3.640%	12/7/07	(3)	2,740	2,740
1	Port Auth. of New York & New Jersey Rev. TOB VRDO	3.640%	12/7/07	(1)	6,140	6,140
1	Port Auth. of New York & New Jersey Rev. TOB VRDO	3.660%	12/7/07	(4)	10,000	10,000
1	Port Auth. of New York & New Jersey Rev. TOB VRDO	3.730%	12/7/07	(3)	2,585	2,585
1	Port Auth. of New York & New Jersey Rev. TOB VRDO	3.820%	12/7/07	(10)	5,215	5,215

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	3.510%	12/3/07		7,400	7,400
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	3.530%	12/3/07		6,950	6,950
	Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	3.570%	12/7/07	LOC	7,000	7,000
	Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	3.570%	12/7/07	LOC	5,000	5,000
	Rockland County NY BAN	4.000%	3/20/08		65,000	65,086
	Southampton Town NY BAN	4.000%	4/3/08		7,300	7,311
	Suffolk County NY Water Auth. Rev. VRDO	3.500%	12/7/07		45,000	45,000
	Syosset NY Central School Dist. TAN	4.250%	6/27/08		15,000	15,049
1	Tobacco Settlement Financing Corp.
	New York Rev. TOB VRDO	3.600%	12/7/07	(3)	14,300	14,300
1	Tobacco Settlement Financing Corp.
	New York Rev. TOB VRDO	3.640%	12/7/07	(2)	10,310	10,310
1	Tobacco Settlement Financing Corp.
	New York Rev. TOB VRDO	3.640%	12/7/07	(2)	11,355	11,355
1	Tobacco Settlement Financing Corp.
	New York Rev. TOB VRDO	3.820%	12/7/07	(2)	4,995	4,995
	Tompkins County NY IDA Civic Fac.
	(Cornell Univ.) VRDO	3.530%	12/7/07		15,700	15,700
	Tompkins County NY IDA Civic Fac.
	(Cornell Univ.) VRDO	3.530%	12/7/07		8,390	8,390
	Tompkins County NY IDA Civic Fac.
	(Ithaca College) VRDO	3.620%	12/7/07	(10)	26,510	26,510
	Tompkins County NY IDA Civic Fac.
	(Ithaca College) VRDO	3.620%	12/7/07	(10)	35,290	35,290
1	Triborough Bridge & Tunnel Auth.
	New York Rev. TOB VRDO	3.630%	12/7/07		6,830	6,830
1	Triborough Bridge & Tunnel Auth.
	New York Rev. TOB VRDO	3.650%	12/7/07		9,260	9,260
1	Triborough Bridge & Tunnel Auth.
	New York Rev. TOB VRDO	3.660%	12/7/07	(1)	7,200	7,200
1	Triborough Bridge & Tunnel Auth.
	New York Rev. TOB VRDO	3.660%	12/7/07	(1)	1,995	1,995
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.530%	12/7/07		9,700	9,700
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.530%	12/7/07		5,200	5,200
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.540%	12/7/07		65,275	65,275
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.540%	12/7/07		90,800	90,800
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.550%	12/7/07		48,820	48,820
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.550%	12/7/07	(4)	14,700	14,700
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	3.580%	12/7/07		14,480	14,480
	Watervliet NY Housing Auth. Rev.
	(Beltrone Senior Living) VRDO	3.590%	12/7/07	LOC	14,000	14,000
	West Islip NY UFSD TAN	4.000%	6/27/08		16,000	16,054
	White Plains NY City School Dist. BAN	4.000%	12/18/07		15,000	15,002

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Outside New York
1	Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.650%	12/7/07	(4)	5,680	5,680
1	Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.660%	12/7/07	(11)(12)	10,000	10,000
	Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.500%	12/7/07	(2)	11,700	11,700
1	Puerto Rico Infrastructure Financing Auth.
	Special Tax Rev. TOB VRDO	3.670%	12/7/07	(2)	10,855	10,855
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	3.670%	12/7/07	(2)	8,975	8,975
Total Municipal Bonds (Cost $5,419,221)						5,419,221
Other Assets and Liabilities (0.6%)
Other Assets—Note B						59,564
Liabilities						(27,895)
						31,669
Net Assets (100%)
Applicable to 5,450,777,816 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)						5,450,890
Net Asset Value Per Share						$1.00

At November 30, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	5,450,906	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(16)	—
Unrealized Appreciation	—	—
Net Assets	5,450,890	$1.00

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of these securities was $1,941,161,000, representing 35.6% of net assets.

For a key to abbreviations and other references, see page 25.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2007
($000)
Investment Income
Income
Interest	180,679
Total Income	180,679
Expenses
The Vanguard Group—Note B
Investment Advisory Services	405
Management and Administrative	3,151
Marketing and Distribution	1,264
Custodian Fees	27
Auditing Fees	17
Shareholders’ Reports	17
Trustees’ Fees and Expenses	5
Total Expenses	4,886
Net Investment Income	175,793
Realized Net Gain (Loss) on Investment Securities Sold	2
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	175,795

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	175,793	126,378
Realized Net Gain (Loss)	2	96
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	175,795	126,474
Distributions
Net Investment Income	(175,793)	(126,378)
Realized Capital Gain	—	—
Total Distributions	(175,793)	(126,378)
Capital Share Transactions (at $1.00)
Issued	5,010,467	3,767,433
Issued in Lieu of Cash Distributions	168,528	122,390
Redeemed	(4,107,526)	(2,748,178)
Net Increase (Decrease) from Capital Share Transactions	1,071,469	1,141,645
Total Increase (Decrease)	1,071,471	1,141,741
Net Assets
Beginning of Period	4,379,419	3,237,678
End of Period	5,450,890	4,379,419

New York Tax-Exempt Money Market Fund

Financial Highlights

	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.035	.032	.022	.010	.009
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.035	.032	.022	.010	.009
Distributions
Dividends from Net Investment Income	(.035)	(.032)	(.022)	(.010)	(.009)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.035)	(.032)	(.022)	(.010)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	3.60%	3.28%	2.18%	1.03%	0.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,451	$4,379	$3,238	$2,294	$1,772
Ratio of Total Expenses to
Average Net Assets	0.10%	0.13%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.54%	3.25%	2.19%	1.04%	0.88%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At November 30, 2007, the fund had contributed capital of $446,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.45% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning December 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of November 30, 2007, no provision for income tax would be required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	306	7,034	42,147
Yield		—	—
Investor Shares	4.0%
Admiral Shares	4.0%
Yield to Maturity	4.0%[3]	3.8%	4.0%
Average Coupon	4.9%	5.0%	5.0%
Average Effective Maturity	9.2 years	9.9 years	13.4 years
Average Quality	AA+	AAA	AA+
Average Duration	6.6 years	6.2 years	7.2 years
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	0.0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	5.2%
1–5 Years	35.4
5–10 Years	31.1
10–20 Years	17.6
20–30 Years	8.8
Over 30 Years	1.9

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.94	0.97
Beta	1.07	1.26

Distribution by Credit Quality (% of portfolio)

AAA	77.9%
AA	18.2
A	2.4
BBB	1.2
BB	0.3

Investment Focus

1 Lehman 10 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 54.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1997–November 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
New York Long-Term Tax-Exempt Fund
Investor Shares[1]	1.57%	4.37%	5.16%	$16,537
Lehman Municipal Bond Index	2.71	4.68	5.30	16,760
Lehman 10 Year Municipal Bond Index	3.51	4.71	5.35	16,839
Average New York Municipal Debt Fund[2]	1.05	3.94	4.34	15,297

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
New York Long-Term Tax-Exempt Fund
Admiral Shares	1.64%	4.44%	5.05%	$138,057
Lehman Municipal Bond Index	2.71	4.68	5.20	139,349
Lehman 10 Year Municipal Bond Index	3.51	4.71	5.21	139,481

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.; based on the Average New York Insured Municipal Debt Fund through March 31, 2002, and the Average New York Municipal Debt Fund thereafter.

3 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception on May 14, 2001.

New York Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1997–November 30, 2007
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.4%	5.3%	7.7%	8.1%
1999	–7.0	4.7	–2.3	–0.4
2000	3.9	5.7	9.6	7.7
2001	3.4	5.0	8.4	8.2
2002	2.2	4.6	6.8	6.7
2003	2.8	4.4	7.2	6.9
2004	–0.8	4.3	3.5	4.0
2005	–1.2	4.2	3.0	3.0
2006	2.2	4.5	6.7	6.2
2007	–2.8	4.4	1.6	3.5

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	4/7/1986	2.37%	3.58%	0.45%	4.72%	5.17%
Admiral Shares	5/14/2001	2.44	3.65	0.51[3]	4.51[3]	5.02[3]

1 Lehman 10 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 46 and 47 for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Municipal Bonds (99.4%)
	Albany County NY GO	5.000%	10/1/12 (3)	4,400	4,576
	Battery Park City NY Auth. Rev.	5.250%	11/1/15	12,520	13,703
	Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	2,665	2,669
	Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	335	335
	Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,925
	Buffalo NY GO	5.125%	2/1/13 (2)	2,945	3,032
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,907
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,563
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	5,006
	Erie County NY Water Auth. Rev.	6.000%	12/1/08 (2)(ETM)	525	531
	Hempstead NY GO	5.625%	2/1/12 (3)	1,220	1,225
	Hempstead NY GO	5.625%	2/1/13 (3)	960	964
	Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17	2,360	2,476
	Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19	3,200	3,341
	Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47 (3)	10,000	10,251
	Huntington NY GO	6.700%	2/1/11 (3)	310	342
	Liberty NY Dev. Corp. Rev.
	(Goldman Sachs Headquarters)	5.250%	10/1/35	48,000	50,913
	Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13	15,690	17,055
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/14 (4)	5,000	3,932
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/19 (4)	2,460	1,517
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/21 (4)	13,355	7,450
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/23 (4)	35,500	17,862
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/24 (4)	21,830	10,457
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/27 (4)	21,905	8,886
	Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125%	7/1/09 (3)(Prere.)	3,000	3,089
	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	7,900	8,340
	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	32,500	38,675
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (1)	4,000	4,375
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	28,075	30,704
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (1)	5,000	5,442
1	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (2)	35,000	38,094
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (1)	6,000	6,488
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20 (1)	7,000	7,569
	Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/11 (3)	1,770	1,867
	Nassau County NY GO	5.250%	6/1/11 (2)	3,670	3,843
	Nassau County NY GO	5.250%	6/1/12 (2)	4,670	4,899

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Nassau County NY GO	5.250%	6/1/13 (2)	6,905	7,243
	Nassau County NY GO	5.250%	6/1/14 (2)	6,585	6,907
	New York City NY Cultural Resources Rev.
	(American Museum of Natural History)	5.000%	7/1/44 (1)	5,000	5,141
	New York City NY Cultural Resources Rev.
	(Museum of Modern Art)	5.500%	1/1/16 (2)	2,000	2,043
	New York City NY GO	5.750%	5/15/10 (4)(Prere.)	4,540	4,856
	New York City NY GO	5.875%	5/15/10 (4)(Prere.)	4,670	5,008
	New York City NY GO	5.250%	3/15/11 (2)(Prere.)	390	418
	New York City NY GO	5.750%	3/15/12 (4)(Prere.)	1,560	1,716
	New York City NY GO	5.125%	8/1/13 (4)	19,025	20,044
	New York City NY GO	5.375%	8/1/13 (3)	8,295	8,477
	New York City NY GO	5.200%	8/1/14 (4)	5,000	5,262
	New York City NY GO	5.250%	3/15/16 (2)	4,610	4,914
	New York City NY GO	5.000%	8/1/25	8,905	9,173
	New York City NY GO VRDO	3.500%	12/3/07 (4)	6,725	6,725
	New York City NY GO VRDO	3.500%	12/3/07 LOC	13,300	13,300
	New York City NY GO VRDO	3.570%	12/3/07 LOC	3,700	3,700
	New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/31 (2)	37,990	39,450
	New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/36 (2)	11,285	11,659
	New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/39 (2)	40,405	41,714
	New York City NY IDA (Yankee Stadium)	5.000%	3/1/31 (3)	29,460	30,557
	New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (1)	49,000	50,717
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.750%	6/15/09 (3)(Prere.)	30,650	32,094
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/17	10,000	6,847
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.375%	6/15/17	25,015	26,871
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/18	10,000	6,499
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.375%	6/15/18	25,095	26,891
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/21	4,490	2,500
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/27 (1)	17,000	17,748
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/31	9,000	9,349
2	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/36	10,000	10,323
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	3.520%	12/3/07	7,000	7,000
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (1)	10,000	10,479
	New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	1,660	1,728
	New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	15	16
	New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	1,325	1,379
	New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/10 (Prere.)	930	995
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,435	2,624
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,955	3,184
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	4,420	4,762
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/12	2,805	3,015
	New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/13	12,270	13,224
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/14	7,580	8,125
	New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/14	17,720	19,039

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/15	7,310	7,794
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/15	2,565	2,744
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/15	9,395	10,067
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/16	8,415	8,972
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/16	11,045	11,821
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/16	2,735	2,945
New York City NY Transitional Finance Auth. Rev.
VRDO	3.550%	12/3/07	4,900	4,900
New York State Dormitory Auth. Rev.	5.250%	2/15/19 (3)	2,420	2,603
New York State Dormitory Auth. Rev.	5.250%	2/15/20 (3)	2,555	2,740
New York State Dormitory Auth. Rev.	5.250%	2/15/21 (3)	1,680	1,796
New York State Dormitory Auth. Rev.	5.250%	2/15/22 (3)	2,825	3,011
New York State Dormitory Auth. Rev.	5.250%	2/15/23 (3)	1,120	1,190
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/18 (4)(7)	16,990	17,984
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/25 (4)(7)	2,000	2,070
New York State Dormitory Auth. Rev.
(Catholic Health)	5.500%	7/1/22 (1)	10,000	10,363
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	4,475	4,758
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	2,215	2,355
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11 (3)	5,950	6,265
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15 (3)	31,620	33,500
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16 (3)	7,255	7,688
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20 (3)	14,525	16,554
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22 (3)	9,240	10,551
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/23 (3)	5,000	5,709
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23 (3)	7,915	9,044
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19	4,900	5,269
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19	5,100	5,424
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/21	6,990	7,496
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/22	7,345	7,856
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/23	7,575	8,073
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/26	4,000	4,208
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/31	6,905	7,213
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/35	14,950	15,563
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10 (2)(Prere.)	21,370	22,856
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200%	7/1/15 (2)	40	40
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/20	3,965	4,074
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/21	4,035	4,131
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/22	4,285	4,368
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	1,800	1,813
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	5,495	5,534
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/34	5,000	4,949
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	95	102
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	90	96

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	105	112
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,370	2,534
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,515	2,689
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,660	2,844
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/13 (4)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/14 (4)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/15 (4)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/25 (3)	6,575	6,820
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.375%	2/15/26 (1)	25	25
New York State Dormitory Auth. Rev.
(Montefiore Hosp.)	5.000%	8/1/33 (3)	10,000	10,272
New York State Dormitory Auth. Rev.
(Mount Sinai School Medical)	5.150%	7/1/24 (1)	9,000	9,756
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/16 (1)	3,500	4,037
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/20 (1)	6,000	7,043
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/27 (1)	5,000	5,894
New York State Dormitory Auth. Rev.
(New York Univ.)	5.500%	7/1/31 (2)	17,410	20,035
New York State Dormitory Auth. Rev.
(New York Univ.)	5.500%	7/1/40 (2)	34,330	39,449
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,428
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/24 (2)	18,170	20,750
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,825
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/26 (2)	16,670	19,116
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/27 (2)	7,500	8,607
New York State Dormitory Auth. Rev.
(Queens Hosp.)	5.450%	8/15/19 (2)	3,975	4,128
New York State Dormitory Auth. Rev.
(Rockefeller Univ.)	5.000%	7/1/18	2,805	2,854
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/19 (1)	15,900	18,363
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	5,500	6,373
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.500%	7/1/23 (1)	14,000	15,706

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.000%	7/1/30	35,000	36,309
New York State Dormitory Auth. Rev.
(St. Joseph’s Hosp.)	5.250%	7/1/18 (1)	6,700	6,842
New York State Dormitory Auth. Rev.
(State Univ. Dormitory Facs.)	5.000%	7/1/32	10,000	10,354
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/09 (2)	1,590	1,656
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	10,660	11,464
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	12,500	13,443
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	5,000	5,377
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	16,160	17,315
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (1)	27,285	29,235
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17 (4)	3,750	4,344
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21 (3)	3,000	3,421
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24 (3)	7,790	8,904
New York State Dormitory Auth. Rev.
(Supported Debt–The New School)	5.000%	7/1/31 (1)	8,765	9,156
New York State Dormitory Auth. Rev.
(Supported Debt–The New School)	5.000%	7/1/36 (1)	6,190	6,435
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24 (2)	4,680	5,349
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/25 (2)	5,145	5,898
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/26 (2)	10,140	11,637
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/26	2,500	2,652
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27 (2)	11,155	12,811
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/28 (2)	8,500	9,765
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/29 (2)	4,765	5,481
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/30 (2)	7,500	8,623
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/31 (2)	6,000	6,902
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/31	5,000	5,267
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/35	36,500	37,629
New York State Dormitory Auth. Rev.
(The New York & Presbyterian Hosp.)	5.500%	2/1/10 (2)	6,330	6,606
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/08 (1)(Prere.)	1,650	1,682
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/17 (1)	350	357
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	450	467
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	1,085	1,125
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/09 (2)(Prere.)	2,235	2,327

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Auth. Rev.
	(Upstate Community Colleges)	5.250%	7/1/12 (2)	3,935	4,084
	New York State Dormitory Auth. Rev.
	(Upstate Community Colleges)	5.000%	7/1/15 (2)	1,915	1,980
	New York State Dormitory Auth. Rev.
	(Upstate Community Colleges)	5.000%	7/1/16 (2)	800	827
	New York State Dormitory Auth. Rev.
	(Vassar Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,196
	New York State Dormitory Auth. Rev.
	(Vassar Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,148
	New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/19 (2)	2,425	2,634
	New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/21 (2)	1,750	1,894
	New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/22 (2)	3,425	3,705
	New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/23 (2)	3,610	3,886
	New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/24 (2)	3,305	3,552
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fashion Institute of Technology
	Student Housing Corp.)	5.250%	7/1/26 (3)	6,105	6,817
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fashion Institute of Technology
	Student Housing Corp.)	5.250%	7/1/29 (3)	7,120	7,947
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fashion Institute of Technology
	Student Housing Corp.)	5.250%	7/1/31 (3)	10,000	11,145
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fashion Institute of Technology
	Student Housing Corp.)	5.250%	7/1/34 (3)	8,000	8,925
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/27 (4)(7)	5,000	5,207
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/36 (4)(7)	20,000	20,619
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Long Island Jewish
	Obligated Group)	5.000%	5/1/32	6,500	6,505
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Mount Sinai School of Medicine
	of New York Univ.)	5.000%	7/1/27 (1)	8,000	8,429
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Mount Sinai School of Medicine
	of New York Univ.)	5.000%	7/1/35 (1)	25,265	26,399
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Mount Sinai School of Medicine
	of New York Univ.)	4.500%	7/1/37 (1)	14,020	13,727
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (New York Univ. Hosp.)	5.000%	7/1/22	8,000	7,742
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Presbyterian Hosp.)	5.000%	8/15/36 (4)	12,500	12,785
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (St. John’s Univ.)	5.250%	7/1/32 (1)	20,000	21,463
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Univ. of Rochester)	5.000%	7/1/32	8,405	8,709
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Vassar College)	5.000%	7/1/46	30,000	30,944
3	New York State Dormitory Auth. Rev. TOB VRDO	3.630%	12/7/07	6,300	6,300
	New York State Energy Research & Dev. Auth. PCR
	(New York Electric & Gas) ARS	3.245%	1/19/10 (1)	10,000	9,823

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,267
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,321
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,471
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.250%	6/15/18	10,000	10,651
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	36,610	38,993
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	6/15/22	5,450	5,830
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/22	3,085	3,577
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/24	3,490	4,057
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	6/15/25	4,540	4,773
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/25	4,175	4,864
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/26	2,890	3,376
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/27	3,000	3,509
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/28	3,095	3,622
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/29	2,530	2,962
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	10/15/30	2,600	3,039
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.500%	4/15/35	7,990	9,366
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	10/15/35	5,815	6,060
	New York State Thruway Auth. Rev.	5.250%	1/1/08 (Prere.)	735	744
	New York State Thruway Auth. Rev.	5.250%	1/1/08 (Prere.)	4,825	4,881
2	New York State Thruway Auth. Rev.	5.000%	1/1/26 (3)	4,695	4,954
	New York State Thruway Auth. Rev.	5.000%	1/1/27 (3)	2,000	2,103
	New York State Thruway Auth. Rev.	5.000%	1/1/28 (3)	2,500	2,627
	New York State Thruway Auth. Rev.	5.000%	1/1/29 (3)	4,500	4,718
	New York State Thruway Auth. Rev.	5.000%	1/1/30 (3)	3,000	3,143
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,870	6,261
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	3,000	3,200
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,080	2,219
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,500	2,667
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,575	5,947
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,000	2,162
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	3,000	3,243

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	10/1/11 (1)(Prere.)	7,500	8,048
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/14	4,010	4,351
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,875	35,635
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	10,000	10,488
New York State Thruway Auth. Rev.
(Service Contract)	5.750%	4/1/09 (1)(Prere.)	4,000	4,170
New York State Urban Dev. Corp. Rev.
(Community Enhancement Fac.)	5.125%	4/1/09 (2)(Prere.)	5,500	5,689
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	2,500	2,597
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	5,000	5,195
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	4,110	4,270
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	3,000	3,117
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	5.750%	1/1/11 (4)(Prere.)	6,380	6,852
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/16	7,155	7,811
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,286
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/24 (4)	3,500	3,679
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/23 (1)	19,645	22,624
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/24 (1)	5,000	5,761
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15 (3)	5,000	5,362
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20 (3)	8,685	10,563
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21 (3)	9,230	11,276
North Hempstead NY GO	6.400%	4/1/10 (3)	1,500	1,605
North Hempstead NY GO	6.400%	4/1/11 (3)	2,075	2,277
Onondaga County NY Public Improvements	5.875%	2/15/08	1,250	1,256
Onondaga County NY Public Improvements	5.875%	2/15/08	1,225	1,232
Orange County NY GO	5.000%	7/15/19	1,500	1,605
Orange County NY GO	5.000%	7/15/20	2,000	2,137
Orange County NY GO	5.000%	7/15/21	1,035	1,099
Orange County NY GO	5.000%	7/15/22	1,000	1,059
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	27,615	28,507
Suffolk County NY GO	5.250%	5/1/16 (4)	3,315	3,725
Suffolk County NY GO	5.250%	5/1/17 (4)	9,780	10,941
Suffolk County NY Water Auth. Rev.	5.250%	6/1/10 (2)(ETM)	3,790	3,977
Suffolk County NY Water Auth. Rev.	5.250%	6/1/11 (2)(ETM)	2,380	2,540
Suffolk County NY Water Auth. Rev.	5.250%	6/1/12 (2)(ETM)	4,290	4,649
Suffolk County NY Water Auth. Rev.	5.250%	6/1/17 (2)(ETM)	1,695	1,914
Tobacco Settlement Asset
Securitization Corp. Inc. New York	5.125%	6/1/42	10,000	9,484
Triborough Bridge & Tunnel Auth. New York Rev.	6.750%	1/1/09 (2)(ETM)	1,970	2,009
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/14	3,000	3,204
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/15	2,930	3,129

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/16	2,500	2,665
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	16,770	18,048
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/18	2,330	2,464
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	30,285	32,365
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/19	43,025	45,980
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (1)(ETM)	5,000	6,067
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (1)	11,370	13,141
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO	3.550%	12/7/07	15,000	15,000
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO	3.550%	12/7/07 (4)	10,300	10,300

Outside New York
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12 (1)(Prere.)	6,500	7,149
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12 (1)(Prere.)	6,250	6,874
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15 (1)	5,000	5,128
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16 (1)	16,345	17,830
Puerto Rico GO	5.000%	7/1/13 (Prere.)	3,700	4,014
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,512
Puerto Rico GO	5.500%	7/1/20 (3)	6,305	7,034
Puerto Rico GO	5.500%	7/1/21 (1)	16,505	18,599
Puerto Rico GO	5.000%	7/1/33	3,200	3,150
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/35 (1)	50,000	54,717
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.500%	12/7/07 (2)	11,855	11,855
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/27 (3)	7,230	7,985
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/36 (2)	25,120	5,979
Puerto Rico Infrastructure Financing Auth.
Special Obligation Bonds	5.500%	10/1/40	10,560	11,165
Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	6,480	6,820
Puerto Rico Muni. Finance Agency	6.000%	8/1/09 (4)(Prere.)	2,645	2,789
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	7,000	7,545
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,053
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	9,140	11,187
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	25,000	2,257
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11	2,000	2,068
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23	2,000	2,046
Total Municipal Bonds (Cost $2,602,695)				2,654,962
Other Assets and Liabilities (0.6%)
Other Assets—Note B				37,197
Liabilities				(22,166)
				15,031
Net Assets (100%)				2,669,993

New York Long-Term Tax-Exempt Fund

At November 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	2,620,417
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(2,704)
Unrealized Appreciation
Investment Securities	52,267
Futures Contracts	13
Net Assets	2,669,993

Investor Shares—Net Assets
Applicable to 61,297,743 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	680,017
Net Asset Value Per Share—Investor Shares	$11.09

Admiral Shares—Net Assets
Applicable to 179,379,208 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,989,976
Net Asset Value Per Share—Admiral Shares	$11.09

•	See Note A in Notes to Financial Statements.

1 Securities with a value of $6,612,000 have been segregated as initial margin for open futures contracts.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2007.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the value of this security represented 0.2% of net assets.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For a key to abbreviations and other references, see page 43.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2007
($000)
Investment Income
Income
Interest	116,755
Total Income	116,755
Expenses
The Vanguard Group—Note B
Investment Advisory Services	215
Management and Administrative
Investor Shares	745
Admiral Shares	920
Marketing and Distribution
Investor Shares	178
Admiral Shares	357
Custodian Fees	21
Auditing Fees	22
Shareholders’ Reports
Investor Shares	15
Admiral Shares	5
Trustees’ Fees and Expenses	3
Total Expenses	2,481
Expenses Paid Indirectly—Note C	(57)
Net Expenses	2,424
Net Investment Income	114,331
Realized Net Gain (Loss)
Investment Securities Sold	(382)
Futures Contracts	(1,507)
Realized Net Gain (Loss)	(1,889)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(67,744)
Futures Contracts	13
Change in Unrealized Appreciation (Depreciation)	(67,731)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,711

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	114,331	102,011
Realized Net Gain (Loss)	(1,889)	8,751
Change in Unrealized Appreciation (Depreciation)	(67,731)	42,680
Net Increase (Decrease) in Net Assets Resulting from Operations	44,711	153,442
Distributions
Net Investment Income
Investor Shares	(29,725)	(29,166)
Admiral Shares	(84,606)	(72,845)
Realized Capital Gain[1]
Investor Shares	(2,050)	(4,425)
Admiral Shares	(5,462)	(10,196)
Total Distributions	(121,843)	(116,632)
Capital Share Transactions—Note F
Investor Shares	29,655	(24,109)
Admiral Shares	247,004	197,531
Net Increase (Decrease) from Capital Share Transactions	276,659	173,422
Total Increase (Decrease)	199,527	210,232
Net Assets
Beginning of Period	2,470,466	2,260,234
End of Period	2,669,993	2,470,466

1 Includes fiscal 2007 and 2006 short-term gain distributions totaling $969,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.44	$11.27	$11.45	$11.57	$11.38
Investment Operations
Net Investment Income	.486	.486	.486	.488	.486
Net Realized and Unrealized Gain (Loss)
on Investments	(.315)	.243	(.141)	(.093)	.315
Total from Investment Operations	.171	.729	.345	.395	.801
Distributions
Dividends from Net Investment Income	(.486)	(.486)	(.486)	(.488)	(.486)
Distributions from Realized Capital Gains	(.035)	(.073)	(.039)	(.027)	(.125)
Total Distributions	(.521)	(.559)	(.525)	(.515)	(.611)
Net Asset Value, End of Period	$11.09	$11.44	$11.27	$11.45	$11.57

Total Return[1]	1.57%	6.68%	3.03%	3.48%	7.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$680	$671	$686	$1,303	$1,321
Ratio of Total Expenses to
Average Net Assets	0.15%	0.16%	0.16%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.36%	4.33%	4.23%	4.24%	4.22%
Portfolio Turnover Rate	10%	9%	12%	6%	3%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

New York Long-Term Tax-Exempt Fund

Admiral Shares

	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.44	$11.27	$11.45	$11.57	$11.38
Investment Operations
Net Investment Income	.494	.495	.494	.494	.493
Net Realized and Unrealized Gain (Loss)
on Investments	(.315)	.243	(.141)	(.093)	.315
Total from Investment Operations	.179	.738	.353	.401	.808
Distributions
Dividends from Net Investment Income	(.494)	(.495)	(.494)	(.494)	(.493)
Distributions from Realized Capital Gains	(.035)	(.073)	(.039)	(.027)	(.125)
Total Distributions	(.529)	(.568)	(.533)	(.521)	(.618)
Net Asset Value, End of Period	$11.09	$11.44	$11.27	$11.45	$11.57

Total Return	1.64%	6.76%	3.10%	3.54%	7.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,990	$1,799	$1,575	$837	$771
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.43%	4.40%	4.31%	4.29%	4.28%
Portfolio Turnover Rate	10%	9%	12%	6%	3%

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New York Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2007, the fund had contributed capital of $222,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2007, these arrangements reduced the fund’s management and administrative expenses by $47,000 and custodian fees by $10,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2007, the fund had available realized losses of $103,000 to offset future net capital gains through November 30, 2015.

The fund had realized losses totaling $2,588,000 through November 30, 2007, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2007, the cost of investment securities for tax purposes was $2,605,283,000. Net unrealized appreciation of investment securities for tax purposes was $49,679,000, consisting of unrealized gains of $67,026,000 on securities that had risen in value since their purchase and $17,347,000 in unrealized losses on securities that had fallen in value since their purchase.

At November 30, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(216)	25,313	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended November 30, 2007, the fund purchased $485,170,000 of investment securities and sold $248,476,000 of investment securities, other than temporary cash investments.

New York Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Year Ended November 30,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	201,806	18,091	166,296	14,800
Issued in Lieu of Cash Distributions	25,512	2,288	26,765	2,384
Redeemed	(197,663)	(17,766)	(217,170)	(19,355)
Net Increase (Decrease)—Investor Shares	29,655	2,613	(24,109)	(2,171)
Admiral Shares
Issued	530,895	47,665	396,810	35,370
Issued in Lieu of Cash Distributions	66,918	6,004	60,662	5,403
Redeemed	(350,809)	(31,598)	(259,941)	(23,210)
Net Increase (Decrease)—Admiral Shares	247,004	22,071	197,531	17,563

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning December 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of November 30, 2007, no provision for income tax would be required in the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard New York Tax-Exempt Funds and Shareholders of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Exempt Funds, hereafter referred to as the “Funds”) at November 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 11, 2008

Special 2007 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2007, is included pursuant to provisions of the Internal Revenue Code.

The Long-Term Tax-Exempt Fund distributed $6,543,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New York Tax-Exempt Fund	5/31/2007	11/30/2007	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.86	$0.51
Long-Term
Investor Shares	1,000.00	1,019.19	0.76
Admiral Shares	1,000.00	1,019.55	0.41
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.57	$0.51
Long-Term
Investor Shares	1,000.00	1,024.32	0.76
Admiral Shares	1,000.00	1,024.67	0.41

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.10%; for the New York Long-Term Tax-Exempt Fund Investor Shares, 0.15%, and Admiral Shares, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 52 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
148 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
148 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
148 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
148 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
148 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
148 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
148 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
148 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
148 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
148 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for People
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012008

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2007: $39,000

Fiscal Year Ended November 30, 2006: $41,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2007: $2,835,320

Fiscal Year Ended November 30, 2006: $2,347,620

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2007: $630,400

Fiscal Year Ended November 30, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2007: $215,900

Fiscal Year Ended November 30, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2007: $0

Fiscal Year Ended November 30, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2007: $215,900

Fiscal Year Ended November 30, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: January 17, 2008

VANGUARD NEW YORK TAX-FREE FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS
TREASURER

Date: January 17, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.